Trade and other receivables - Schedule of reconciliation of changes in allowance account for credit losses (Details) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Provision for credit losses of financial assets, beginning balance	£ (6,429)
Provision for credit losses of financial assets, ending balance	(3,587)	£ (6,429)
Trade receivables | Accumulated impairment
Reconciliation of changes in allowance account for credit losses of financial assets [abstract]
Provision for credit losses of financial assets, beginning balance	578	559
Exchange adjustments	(13)	(11)
Charge for the year, net of recoveries	243	200
Uncollectible amounts written off	(205)	(168)
Reclassification to held for sale (note 10)	0	(2)
Provision for credit losses of financial assets, ending balance	£ 603	£ 578